CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance for doubtful accounts	$ 5	$ 5
Preferred stock, shares authorized	4,000,000	4,000,000
Series B convertible redeemable , Par value	$ 0.01	$ 0.01
Series B convertible redeemable , designated	750,000	750,000
Series B convertible redeemable k, shares issued	389,400	389,400
Series B convertible redeemable , shares outstanding	239,400	239,400
Series B convertible redeemable , liquidation preference	772	734
Series C 8% convertible preferred stock, par value	$ 0.01	$ 0.01
Series C 8% convertible preferred stock,designated	3,500	3,500
Series C 8% convertible preferred stock, shares issued	2,500	2,500
Series C 8% convertible preferred stock, shares outstanding	2,200	2,200
Series C 8% convertible preferred stock, liquidation preference	3,087	2,956
Series D 8% convertible preferred stock, par value	$ 0.01	$ 0.01
Series D 8% convertible preferred stock, designated	3,000	3,000
Series D 8% convertible preferred stock, shares issued	2,310	2,310
Series D 8% convertible preferred stock, shares outstanding	2,085	2,085
Series D 8% convertible preferred stock, liquidation preference	2,792	2,660
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorised	50,000,000	50,000,000
Common stock, shares issued	26,334,766	23,845,481
Common stock, shares outstanding	26,328,062	23,838,777
Treasury stock, shares	6,704	6,704